Retirement Plans and Postretirement Costs (Details Textual) - USD ($)	12 Months Ended
	Jul. 02, 2018	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Defined Benefit Plan Disclosure [Line Items]
Proposed date the Board of Directors approved to terminate the qualified retirement plan		Dec. 31, 2017
Termination of Qualified Pension Plan, description		The Board of Directors has approved the termination of the Qualified Pension Plan with a proposed termination date of December 31, 2017. The termination of the Qualified Pension Plan is contingent upon receipt of an IRS determination letter that the Qualified Pension Plan was qualified upon termination and approval by the Pension Benefit Guaranty Corporation (“PBGC”). The date the termination will be approved and benefits can be distributed will not be known until we receive all required regulatory approvals. We intend to submit our request to the IRS for a determination letter that the Qualified Pension Plan is qualified upon termination prior to the end of the 2017 calendar year. Depending on the time receipt of IRS and PBGC approval, we intend to distribute Qualified Pension Plan assets prior to the end of the 2018 calendar year. Additionally, in connection with preparing for the termination of the Qualified Pension Plan, we have amended the plan to provide that participants are 100 percent vested in their accrued benefits as of the effective date of the plan termination, to adopt a new standard for disability benefits that will apply when the plan’s assets are distributed due to the termination, to add a lump sum distribution for employees and terminated vested participants who are not in payment status when Qualified Pension Plan assets are distributed due to the termination and to make certain other conforming amendments to the Qualified Pension Plan to comply with applicable laws that may be required by the IRS or may be deemed necessary or advisable to improve the administration of the Qualified Pension Plan or facilitate its termination and liquidation.
Qualified Retirement Plan participants' vesting percentage as of the final termination date of the plan		100.00%
Rabbi Trust Assets - SERP		$ 2,600,000	$ 2,300,000
Postretirement plan annual benefit limit for future eligible retirees		$ 4,000
Other postretirement benefits maximum benefit period		5 years
Health care cost trend rate for next fiscal year		7.20%
Ultimate health care cost trend rate		4.50%
Net Periodic Benefit Cost, Expected return on plan assets		5.45%
Percentage target asset allocation		100.00%
Return applied to target allocation in determining expected long term rate of return		5.45%
Actual Historical Annualized Returns Using Target Allocation - 5 Years		5.22%
Actual Historical Annualized Returns Using Target Allocation - 10 Years		3.71%
Actual Historical Annualized Returns Using Target Allocation - 15 Years		4.83%
Actual Historical Annualized Returns Using Target Allocation - 20 Years		4.96%
Actual Historical Annualized Returns Using Target Allocation - 25 Years		5.90%
Actual Historical Annualized Returns Using Target Allocation - 30 Years		6.33%
401(K) Plan
Defined Benefit Plan Disclosure [Line Items]
Percent of each dollar of eligible employee contributions matched by employer		100.00%
Employer matching contribution to employee up to participant's eligible contribution		5.00%
Scenario Forecast
Defined Benefit Plan Disclosure [Line Items]
Net Periodic Benefit Cost, Expected return on plan assets	5.45%
Stock Index Fund
Defined Benefit Plan Disclosure [Line Items]
Percentage target asset allocation		35.00%
Return applied to target allocation in determining expected long term rate of return		10.00%
Fixed income/cash
Defined Benefit Plan Disclosure [Line Items]
Percentage target asset allocation		65.00%
Return applied to target allocation in determining expected long term rate of return		3.00%
Supplemental Employee Retirement Plan, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Percentage of participant's base salary received as Supplemental Retirement Benefits		8.00%
Vesting period, SERP		5 years
Projected benefit obligation		$ 1,824,000	1,764,000
Expected employer contributions in next fiscal year		333,000
Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions in next fiscal year		3,000,000
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation		1,268,000	$ 1,602,000	$ 2,179,000
Expected employer contributions in next fiscal year		$ 265,000